UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund II General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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           --------------------------------------------------

Form 13F File Number:  _______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member
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Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/PETER W. MAY            New York, New York              11/14/06
       ------------------------   ------------------------------  --------
       [Signature]                [City, State]                   [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]         13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]         13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:              5
                                               -------------

Form 13F Information Table Value Total:          $  5,705
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number           Name
    ----       --------------------           ----


    01         28-11639                       Nelson Peltz

    02         28-11640                       Peter W. May

    03         28-11641                       Edward P. Garden













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





                                               FORM 13F INFORMATION TABLE

COLUMN 1         COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5            COLUMN 6       COLUMN 7      COLUMN 8
--------         --------        --------   --------      --------            --------      --------      --------
                                             VALUE       SHARES/ or SH/PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS  CUSIP      (x$1000)     PRN AMT    PRN CALL  DISCRETION    MANAGERS   SOLE    SHARED      NONE

Wendy's Intl Inc.  COM           950590109     1,001      31,895     SH        Defined       1,2,3             31,895

H.J. Heinz Co.     COM           423074103     2,533      60,399     SH        Defined       1,2,3             60,399

Tribune Co. New    COM           896047107       722      22,072     SH        Defined       1,2,3             22,072

Tim Hortons Inc.   COM           88706M103     1,136      43,194     SH        Defined       1,2,3             43,194

Lions Gate Entmnt
   Corp.           COM NEW       535919203       313      31,292     SH        Defined       1,2,3             31,292
